Schedule of Investments (unaudited) June 30, 2020	iShares® U.S. Telecommunications ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Alternative Carriers — 13.2%
Anterix Inc.(a)	19,676	$892,110
CenturyLink Inc.	1,256,192	12,599,606
GCI Liberty Inc., Class A(a)	122,280	8,696,554
Globalstar Inc.(a)(b)	1,271,162	415,162
Iridium Communications Inc.(a)(b)	131,276	3,339,661
Liberty Global PLC, Class A(a)	215,177	4,703,769
Liberty Global PLC, Class C, NVS(a)	493,498	10,615,142
Liberty Latin America Ltd., Class C, NVS(a)	167,043	1,576,886
ORBCOMM Inc.(a)	158,612	610,656
Vonage Holdings Corp.(a)	311,291	3,131,587

		46,581,133

Communications Equipment — 31.4%
Acacia Communications Inc.(a)	50,808	3,413,790
ADTRAN Inc.	80,931	884,576
Applied Optoelectronics Inc.(a)(b)	48,258	524,564
Arista Networks Inc.(a)(b)	68,192	14,322,366
CalAmp Corp.(a)(b)	72,253	578,747
Ciena Corp.(a)	196,065	10,618,880
Cisco Systems Inc.	349,493	16,300,353
CommScope Holding Co. Inc.(a)	271,704	2,263,294
Comtech Telecommunications Corp.	44,713	755,203
EchoStar Corp., Class A(a)	65,771	1,838,957
Extreme Networks Inc.(a)	202,815	880,217
F5 Networks Inc.(a)	77,669	10,833,272
Harmonic Inc.(a)(b)	167,760	796,860
Juniper Networks Inc.	423,713	9,686,079
Lumentum Holdings Inc.(a)	96,393	7,849,282
Motorola Solutions Inc.	111,877	15,677,324
NETGEAR Inc.(a)(b)	46,218	1,196,584
NetScout Systems Inc.(a)(b)	88,301	2,256,974
Plantronics Inc.	57,107	838,331
Ubiquiti Inc.	16,434	2,868,719
ViaSat Inc.(a)(b)	78,718	3,020,410
Viavi Solutions Inc.(a)	302,579	3,854,856

		111,259,638

Consumer Electronics — 4.7%
Garmin Ltd.	170,916	16,664,310

Integrated Telecommunication Services — 42.6%
AT&T Inc.	2,428,236	73,405,574
ATN International Inc.	17,453	1,057,128
Cincinnati Bell Inc.(a)	61,884	918,977

Security	Shares	Value
Integrated Telecommunication Services (continued)
Consolidated Communications Holdings Inc.(a)	126,744	$858,057
Verizon Communications Inc.	1,356,165	74,765,377

		151,005,113

Wireless Telecommunication Services — 7.9%
Shenandoah Telecommunications Co.(b)	63,099	3,110,150
Spok Holdings Inc.	29,086	271,954
T-Mobile U.S. Inc.(a)	202,628	21,103,706
Telephone and Data Systems Inc.	133,307	2,650,143
U.S. Cellular Corp.(a)(b)	26,333	812,900

		27,948,853

Total Common Stocks — 99.8% (Cost: $392,029,589)		353,459,047

Rights

United States — .00%
T-Mobile U.S. Inc. (Expires 07/27/20)(a)(b)	160,471	26,959

Total Rights — 0.0% (Cost: $59,374)		26,959

Short-Term Investments

Money Market Funds — 3.0%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 0.52%(c)(d)(e)	10,301,098	10,314,489
BlackRock Cash Funds: Treasury,
SL Agency Shares, 0.13%(c)(d)	320,000	320,000

		10,634,489

Total Short-Term Investments — 3.0% (Cost: $10,624,679)		10,634,489

Total Investments in Securities — 102.8% (Cost: $402,713,642)		364,120,495

Other Assets, Less Liabilities — (2.8)%		(9,890,172)

Net Assets — 100.0%		$354,230,323

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® U.S. Telecommunications ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	25,712,775	(15,411,677)	10,301,098	$10,314,489	$24,746	(b)	$19,564		$4,281
BlackRock Cash Funds: Treasury, SL Agency Shares	450,000	(130,000)	320,000	320,000	115		—		—

				$10,634,489	$24,861		$19,564		$4,281

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P Communication Services Select Sector E-Mini Index	4	09/18/20	$283	$(1,810)
S&P MidCap 400 E-Mini Index	2	09/18/20	356	(310)

				$(2,120)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$353,459,047	$—	$—	$353,459,047
Rights	26,959	—	—	26,959
Money Market Funds	10,634,489	—	—	10,634,489

	$364,120,495	$—	$—	$364,120,495

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(2,120)	$—	$—	$(2,120)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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